Note 19 - Related Party Transactions - Activity of Related Party Loan (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Balance, Beginning	$ 744,637	$ 1,025,543
New Loans	97,690	1,050,393
Repayments	(166,997)	(1,106,606)
Transactions Due to Changes in Directors		(224,693)
Balance, Ending	$ 675,330	$ 744,637